Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Commitments And Contingencies Disclosure [Abstract]
Operating leases, rental expenses	$ 2,957	17,898	12,038	8,035
Recognized liabilities related to unrecognized tax benefits	$ 4,797	29,041	16,568